Financial Instruments - Summary of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts payable
Accounts payable	$ 521.0	$ 387.7
Loans and financing
Loans and financing	2,491.1	2,886.4
Trade accounts payable
Trade accounts payable	966.3	787.0
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	43.3	37.6
Derivative financial instruments
Derivative financial instruments	13.2	17.5
Derivative financial instruments	103.8	125.2
Cash and cash equivalents and financial investments
Cash and cash equivalents	1,563.0	1,629.2
Trade accounts receivable:
Trade accounts receivable	322.8	221.0
Customer and commercial financing
Customer and commercial financing	32.4	62.8
Other asset [Abstract]
Other assets	436.1	454.2
Without the effect of derivative transactions [member]
Accounts payable
Accounts payable	125.3	133.6
Loans and financing
Loans and financing	2,491.1	2,886.4
Trade accounts payable
Trade accounts payable	966.3	787.0
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	43.3	37.6
Total	3,729.8	3,969.8
Derivative financial instruments
Derivative financial instruments	103.8	125.2
Derivative financial instruments	13.2	17.5
Cash and cash equivalents and financial investments
Cash and cash equivalents	2,551.0	2,320.9
Trade accounts receivable:
Trade accounts receivable	322.8	221.0
Total	3,029.3	2,743.8
Customer and commercial financing
Customer and commercial financing	32.4	62.8
Other asset [Abstract]
Other assets	109.9	121.6
Brazil, Brazil Real [member] | Without the effect of derivative transactions [member]
Accounts payable
Accounts payable	15.0	23.6
Loans and financing
Loans and financing	23.7	17.5
Trade accounts payable
Trade accounts payable	116.2	93.7
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	20.4	18.4
Derivative financial instruments
Derivative financial instruments	17.8	0.1
Derivative financial instruments	10.7	17.5
Cash and cash equivalents and financial investments
Cash and cash equivalents	105.2	132.7
Trade accounts receivable:
Trade accounts receivable	29.3	26.7
Customer and commercial financing
Customer and commercial financing	18.9	24.2
Other asset [Abstract]
Other assets	22.7	21.8
Net exposure (1-2):
Net exposure	6.3	(69.6)
United States of America, Dollars [member] | Without the effect of derivative transactions [member]
Accounts payable
Accounts payable	104.7	102.3
Loans and financing
Loans and financing	2,444.2	2,833.0
Trade accounts payable
Trade accounts payable	812.9	645.1
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	22.9	19.2
Derivative financial instruments
Derivative financial instruments	86.0	125.0
Cash and cash equivalents and financial investments
Cash and cash equivalents	2,435.1	2,165.9
Trade accounts receivable:
Trade accounts receivable	270.2	171.1
Customer and commercial financing
Customer and commercial financing	13.5	38.6
Other asset [Abstract]
Other assets	81.6	86.4
Net exposure (1-2):
Net exposure	670.3	1,262.6
Euro Member Countries, Euro [member] | Without the effect of derivative transactions [member]
Accounts payable
Accounts payable	5.3	6.7
Loans and financing
Loans and financing	23.2	35.9
Trade accounts payable
Trade accounts payable	30.7	42.0
Derivative financial instruments
Derivative financial instruments	0.0	0.1
Derivative financial instruments	2.5	0.0
Cash and cash equivalents and financial investments
Cash and cash equivalents	4.3	12.7
Trade accounts receivable:
Trade accounts receivable	15.7	19.2
Other asset [Abstract]
Other assets	5.3	12.5
Net exposure (1-2):
Net exposure	31.4	40.3
Other currencies [member] | Without the effect of derivative transactions [member]
Accounts payable
Accounts payable	0.3	1.0
Trade accounts payable
Trade accounts payable	6.5	6.1
Cash and cash equivalents and financial investments
Cash and cash equivalents	6.4	9.6
Trade accounts receivable:
Trade accounts receivable	7.6	4.0
Other asset [Abstract]
Other assets	0.3	0.9
Net exposure (1-2):
Net exposure	$ (7.5)	$ (7.4)